CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
COMPREHENSIVE INCOME/(LOSS)
Net income/(loss)		$ 560,615	$ (167,930)	$ (122,375)
Other comprehensive income/(loss):
Gain/(loss) associated with pensions		5,006	(3,527)	(3,058)
Share of equity method investment's comprehensive losses from discontinued operations	[1]	(3,147)	(17,680)	(3,296)
Realized accumulated comprehensive losses on disposal of equity method investment		43,380	0	0
Other comprehensive loss		45,239	(21,207)	(6,354)
Comprehensive income/(loss)		605,854	(189,137)	(128,729)
Comprehensive income/(loss) attributable to:
Stockholders of Golar LNG Limited		459,090	(294,764)	(218,310)
Non-controlling interests		$ 146,764	$ 105,627	$ 89,581

[1]	No tax impact for the years ended December 31, 2021, 2020 and 2019.